Related Party Transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Wages and salaries	€ 31,754	€ 14,260	€ 8,466
Social contributions	7,812	3,443	1,781
Arrival Management Systems LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	(10)	(256)
Amount payable, related party transactions	0	(53)
Arrival Solutions LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	4	(30)
Amount payable, related party transactions	5	(26)
Shishkov Rodion [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	0	62	123
Amount payable, related party transactions	0	64
Studio S.à r.l. [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	0	0	(1,690)
K Cybernation S.à r.l. [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	0	(3,297)
Amount payable, related party transactions	0	0
K Robolife S.à r.l.
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	(66)	(65,649)
Amount payable, related party transactions	0	0
Kinetik S.à r.l [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	(23,959)	(150,909)	(44,553)
Amount payable, related party transactions	0	0
Denis Sverdlov [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year			195
Charge Cars Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	294	(39)	165
Amount payable, related party transactions	0	0
Smart Space LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year		(386)	(152)
Smekalka LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	(299)	0
Amount payable, related party transactions	0	0
Experiment X Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year			(66)
Happy Electron Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year			(127)
Cybernation Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year			(60)
Remy Robotics LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	31	36
Amount payable, related party transactions	0	0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Wages and salaries	2,937	2,903	2,924
Social contributions	334	561	372
Other benefits	48	1	0
Other earnings	0	34	0
RSP loans	13,700	0	0
SOP expense	€ 3,141	€ 0	€ 0